Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(4.69%)	3.62%	3.87%
Performance Inception Date	Nov. 03, 1997
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(5.19%)	2.16%	2.61%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(2.20%)	2.88%	3.04%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		(0.83%)	4.02%	3.83%
Performance Inception Date	Nov. 03, 1997
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		1.14%	5.06%	4.72%
Performance Inception Date	Oct. 03, 2008
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		1.30%	5.23%	4.75% [1]
Performance Inception Date	Apr. 04, 2017
MSCI All Country Asia Pacific ex-Japan Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.36%	4.65%	3.94%

[1]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.